RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2020
RECOVERABLE TAXES
RECOVERABLE TAXES

NOTE 13 - RECOVERABLE TAXES

	12/31/2020	12/31/2019
Current assets
IRRF	729,591	1,083,278
PIS/COFINS recoverable	38,571	203,541
ICMS recoverable	6,540	128,329
Other	59,258	59,514
	833,960	1,474,662
Non-current assets
ICMS recoverable	39,694	38,231
PIS/COFINS recoverable	180,903	178,655
IR/CS	186,791	154,389
Other	22,657	49,095
	430,045	420,370